Annual Total Returns (Vanguard Small-Cap Index Fund - Investor Shares Participant) (Vanguard Small-Cap Index Fund, Vanguard Small-Cap Index Fund - Investor Shares)	12 Months Ended
Dec. 31, 2014
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares
Annual Total Return
2014	7.37%
2013	37.62%
2012	18.04%
2011	(2.80%)
2010	27.72%
2009	36.12%
2008	(36.07%)
2007	1.16%
2006	15.64%
2005	7.36%